Financial Instruments - Estimated Fair Market Values of Financial Instruments Not Carried at Fair Value in Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Carrying Amount [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financing receivables	$ 18,957	$ 19,795
Debt	24,353	25,895
Fair Value [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financing receivables	18,776	19,979
Debt	$ 24,401	$ 26,137